As filed with the Securities and Exchange Commission on March 16, 2011

1933 Act Registration No. 002-12893

1940 Act Registration No. 811-00749

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 79	☒

(Check appropriate box or boxes.)

STONEBRIDGE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 639-3935

Benjamin Lowe, Secretary

Stonebridge Funds Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 78 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on March 16, 2011.

STONEBRIDGE FUNDS TRUST

By: /s/ Richard C. Barrett
Richard C. Barrett
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard C. Barrett Richard C. Barrett	Chief Executive Officer, President and Trustee	March 16, 2011

/s/ Debra L. Newman Debra L. Newman	Vice President, Treasurer (Chief Financial Officer and Controller) and Chief Compliance Officer	March 16, 2011

CHARLES F. HAAS*	Trustee	March 16, 2011
Charles F. Haas

MARVIN FREEDMAN* Marvin Freedman	Trustee	March 16, 2011

SELVYN B. BLEIFER* Selvyn B. Bleifer	Trustee	March 16, 2011

WILLIAM TAYLOR, II* William Taylor, II	Trustee	March 16, 2011

*By: /s/ Debra L. Newman* Debra L. Newman Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase